IVY FUNDS

Supplement dated August 25, 2006
to
Ivy Equity Funds Prospectus dated July 31, 2006

The following is information regarding Ivy Small Cap Value Fund:

BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement pursuant to which Merrill Lynch will contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock to form a new asset management company (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006. After the completion of the Transaction, BlackRock Capital Management, Inc. ("BCM"), an affiliate of BlackRock Financial Management, Inc., the current sub-adviser for Ivy Small Cap Value Fund, will be the new contracting entity on all U.S. equity portfolios managed out of BlackRock's Boston office.

Consequently, Ivy Investment Management Company ("IICO"), the investment manager for the Ivy Funds, has proposed for Ivy Small Cap Value Fund a new investment sub-advisory agreement with BCM on substantially the same terms as the current sub-advisory agreement with BlackRock Financial Management, Inc. On August 16, 2006, the Board of Trustees of Ivy Funds considered and approved a new investment sub-advisory agreement between IICO and BCM, and determined to recommend that shareholders of Ivy Small Cap Value Fund also approve that agreement. Shareholders of record on September 8, 2006 will be asked to consider the appointment of BCM as the new sub-adviser for Ivy Small Cap Value Fund at a Special Meeting of Shareholders that is anticipated to be held on November 9, 2006. At their meeting, the Board of Trustees also approved an interim investment sub-advisory agreement between IICO and BCM with respect to the Fund in the event that shareholders have not approved the proposed sub-advisory agreement prior to the completion of the Transaction. The interim agreement is substantially identical to the proposed investment sub-advisory agreement between IICO and BCM, except that its term expires 150 days from the date of the close of the Transaction.

A proxy statement relating to this proposal is expected to be mailed to shareholders of Ivy Small Cap Value Fund in September 2006.

The following is information regarding Ivy Cundill Global Value Fund:

Mackenzie Financial Corp. ("Mackenzie") announced on August 3, 2006 that it has agreed to acquire the assets of Cundill Investment Research Ltd. ("Cundill") and its related entities (the "Cundill Transaction"). IICO has been advised that Cundill's asset management group will be operated as a separate division of Mackenzie and will be directed by Peter Cundill, who along with Hiok Hhu Ng, are the current portfolio managers for the Ivy Cundill Global Value Fund. Completion of the Transaction is expected to close before the end of the third quarter of 2006.

Consequently, IICO has proposed a new investment sub-advisory agreement with Mackenzie on generally the same terms, and with the same fee schedule, as the current sub-advisory agreement with Cundill. On August 16, 2006, the Board of Trustees of Ivy Funds considered and approved a new investment sub-advisory agreement between IICO and Mackenzie, and determined to recommend that shareholders of Ivy Cundill Global Value Fund also approve that agreement. Shareholders of record on September 8, 2006 will be asked to consider the appointment of Mackenzie as the new sub-adviser for Ivy Cundill Global Value Fund at a Special Meeting of Shareholders that is anticipated to be held on November 9, 2006. At their meeting, the Board of Trustees also approved an interim investment sub-advisory agreement between IICO and Mackenzie with respect to the Fund in the event that shareholders have not approved the proposed sub-advisory agreement prior to the completion of the Transaction. The interim agreement is substantially identical to the proposed investment sub-advisory agreement between IICO and Mackenzie, except that its term expires 150 days from the date of the close of the Transaction.

A proxy statement relating to this proposal is expected to be mailed to shareholders of Ivy Cundill Global Value Fund in September 2006.

The following supplements the information regarding permissible exclusions to the redemption fees in the section entitled "Redemption Fee/Exchange Fee."

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of $5,000 or less (that correspondingly would result in an assessment of a fee equal to or less than $100.00).

The following replaces the sentence on page 21 regarding investment in foreign securities for Ivy Core Equity Fund in the section for the Fund entitled "Principal Strategies."

The Fund may invest up to 20% of its net assets in foreign securities.

The following replaces the sentence on page 93 regarding investment in foreign securities for Ivy Science and Technology Fund in the section for the Fund entitled "Principal Strategies."

The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

The following replaces the sentence on page 132 regarding investment in foreign securities for Ivy Small Cap Growth Fund in the section entitled "Additional Information about Principal Investment Strategies, Other Investments and Risks."

The Fund may invest up to 20% of its net assets in foreign securities.

IVY FUNDS

Supplement dated August 25, 2006
to
Ivy Fixed Income and Money Market Funds Prospectus dated July 31, 2006

The following supplements the information regarding permissible exclusions to the redemption fees in the section entitled "Redemption Fee/Exchange Fee"

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of $5,000 or less (that correspondingly would result in an assessment of a fee equal to or less than $100.00).

IVY FUNDS

Supplement dated August 25, 2006
to
Statement of Additional Information dated July 31, 2006

The following replaces the corresponding bullet under "Debt and Money Market Securities" in the section entitled Specific Securities and Investment Practices:

  Corporate obligations which at the time of purchase are rated within the four highest grades assigned by S&P, Moody's or any other national rating service, or, if not rated, are of equivalent investment quality as determined by IICO or the Fund's subadvisor, as applicable. To the extent that the Fund invests in securities rated BBB or Baa by S&P or Moody's, respectively, it will be investing in securities which have speculative elements. As an operating policy, Ivy International Balanced Fund will not invest more than 5% of its assets in debt securities rated BBB by S&P or Baa by Moody's. In addition, Ivy Bond Fund may invest up to 20%, and Ivy Balanced Fund, and Ivy Mortgage Securities Fund may invest up to 10%, of their respective net assets in securities rated BB or Ba by S&P or Moody's, respectively, and Ivy Small Cap Value Fund may invest up to 10% of its net assets in securities (including convertible securities) rated at least B- by S&P or by B3 by Moody's. See Low Rated Securities below. For a description of the ratings used by Moody's and S&P, see Appendix A below.

The following supplements the disclosure of the non-fundamental investment restrictions for each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund and Ivy Small Cap Value Fund in the section entitled Investment Restrictions and Limitations:

(8)

Ivy International Balanced Fund will not invest more than 5% of its assets in debt securities rated BBB by S&P or Baa by Moody's, Ivy Bond Fund may invest up to 20%, and Ivy Balanced Fund, and Ivy Mortgage Securities Fund may invest up to 10%, of their respective net assets in securities rated BB or Ba by S&P or Moody's, respectively; Ivy Small Cap Value Fund may invest up to 10% of its net assets in securities (including convertible securities) rated at least B- by S&P or by B3 by Moody's.

The following supplements the information regarding permissible exclusions to the redemption fees in the section entitled Redemption Fee/Exchange Fee:

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of $5,000 or less (that correspondingly would result in an assessment of a fee equal to or less than $100.00).

The following is information regarding Ivy Small Cap Value Fund:

BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement pursuant to which Merrill Lynch will contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock to form a new asset management company (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006. After the completion of the Transaction, BlackRock Capital Management, Inc. ("BCM"), an affiliate of BlackRock Financial Management, Inc., the current sub-adviser for Ivy Small Cap Value Fund, will be the new contracting entity on all U.S. equity portfolios managed out of BlackRock's Boston office.

Consequently, Ivy Investment Management Company ("IICO"), the investment manager for the Ivy Funds, has proposed for Ivy Small Cap Value Fund a new investment sub-advisory agreement with BCM on substantially the same terms as the current sub-advisory agreement with BlackRock Financial Management, Inc. On August 16, 2006, the Board of Trustees of Ivy Funds considered and approved a new investment sub-advisory agreement between IICO and BCM, and determined to recommend that shareholders of Ivy Small Cap Value Fund also approve that agreement. Shareholders of record on September 8, 2006 will be asked to consider the appointment of BCM as the new sub-adviser for Ivy Small Cap Value Fund at a Special Meeting of Shareholders that is anticipated to be held on November 9, 2006. At their meeting, the Board of Trustees also approved an interim investment sub-advisory agreement between IICO and BCM with respect to the Fund in the event that shareholders have not approved the proposed sub-advisory agreement prior to the completion of the Transaction. The interim agreement is substantially identical to the proposed investment sub-advisory agreement between IICO and BCM, except that its term expires 150 days from the date of the close of the Transaction.

A proxy statement relating to this proposal is expected to be mailed to shareholders of Ivy Small Cap Value Fund in September 2006.

The following is information regarding Ivy Cundill Global Value Fund:

Mackenzie Financial Corp. ("Mackenzie") announced on August 3, 2006 that it has agreed to acquire the assets of Cundill Investment Research Ltd. ("Cundill") and its related entities (the "Cundill Transaction"). IICO has been advised that Cundill's asset management group will be operated as a separate division of Mackenzie and will be directed by Peter Cundill, who along with Hiok Hhu Ng, are the current portfolio managers for the Ivy Cundill Global Value Fund. Completion of the Transaction is expected to close before the end of the third quarter of 2006.

Consequently, IICO has proposed a new investment sub-advisory agreement with Mackenzie on generally the same terms, and with the same fee schedule, as the current sub-advisory agreement with Cundill. On August 16, 2006, the Board of Trustees of Ivy Funds considered and approved a new investment sub-advisory agreement between IICO and Mackenzie, and determined to recommend that shareholders of Ivy Cundill Global Value Fund also approve that agreement. Shareholders of record on September 8, 2006 will be asked to consider the appointment of Mackenzie as the new sub-adviser for Ivy Cundill Global Value Fund at a Special Meeting of Shareholders that is anticipated to be held on November 9, 2006. At their meeting, the Board of Trustees also approved an interim investment sub-advisory agreement between IICO and Mackenzie with respect to the Fund in the event that shareholders have not approved the proposed sub-advisory agreement prior to the completion of the Transaction. The interim agreement is substantially identical to the proposed investment sub-advisory agreement between IICO and Mackenzie, except that its term expires 150 days from the date of the close of the Transaction.

A proxy statement relating to this proposal is expected to be mailed to shareholders of Ivy Cundill Global Value Fund in September 2006.